S000010792 [Member] Expense Example - S000010792 [Member]	Feb. 28, 2026 USD ($)
C000122577 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
C000253704 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
C000029850 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,871
C000029852 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,005
C000029853 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	141
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
C000029854 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
C000079026 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930